UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     Savvas Savvinidis     Stamford, Connecticut     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $62,731 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     3455    94000 SH       SOLE                    94000
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     7044   476597 SH       SOLE                   476597
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    13952  1022840 SH       SOLE                  1022840
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     4380   400350 SH       SOLE                   400350
ISHARES INC                    MSCI MEX INVEST  464286822      561   930000 SH  PUT  SOLE                   930000
ISHARES TR                     MSCI EMERG MKT   464287234      940   825000 SH  CALL SOLE                   825000
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     2389   170000 SH       SOLE                   170000
SPDR GOLD TRUST                GOLD SHS         78463V107     1045   190000 SH  CALL SOLE                   190000
SPDR TR                        UNIT SER 1       78462F103      453   271500 SH  PUT  SOLE                   271500
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    24190  1747815 SH       SOLE                  1747815
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     4322   121271 SH       SOLE                   121271